Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Net operating loss carryforwards	[1],[2]	¥ 426,000
Changes that directly affected Income tax expense		(538)	¥ (38,055)	¥ (4,118)
Change in valuation allowance		(17,826)	73,246	39,754
Unrecognized tax benefits, that would affect effective tax rate		4,766	7,639	7,043
Unrecognized tax benefits, interest and penalties		1,477	¥ 3,014	¥ 2,286
Mizuho Financial Group, Inc.
Income Taxes [Line Items]
Undistributed earnings		524,000
Deferred tax liabilities		¥ 54,000

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.